May 1, 2024

Daniel Greenspan, Esquire

U.S. Securities & Exchange Commission

Division of Investment Management
100 F Street, N.E.

Washington, D.C. 20549

Re: T. Rowe Price Exchange-Traded Funds, Inc.

  T. Rowe Price Intermediate Municipal Income ETF

 File Nos.: 333-235450/811-23494

Dear Mr. Greenspan:

This letter is being filed in accordance with Rule 497(j) of the Securities Act of 1933. There are no changes to the Fund’s prospectus and Statement of Additional Information (“SAI”) that were filed under Rule 485(b) on April 23, 2024.

The Fund’s prospectus and SAI went effective automatically on May 1, 2024.

If you have any questions about this filing, please give me a call at 410-345-2346 or, in my absence, Sonia Kurian at 410-577-4847.

Sincerely,

/s/Gladys J. Davis
Gladys J. Davis